Income tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
As of January 1st	$ 52	$ 22	$ 10
Tax expense (income) during the year recognised in Profit or Loss	(1,178)	27	12
Tax expense during the year recognised in OCI	1,818	0	0
Effect of foreign exchange	(1)	3	0
As at December 31st	$ 691	$ 52	$ 22